SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Notes and other explanatory information [abstract]
Income (loss) before tax	$ (5,418,770)	$ (1,387,501)	$ (35,933,192)	$ (3,245,652)	$ (18,466,962)	$ (1,658,404)	$ (4,843,325)
Income tax rate					27.00%	27.00%		23.00%
Expected income expense (recovery)					$ (4,889,258)	$ (460,055)	(1,325,208)
Permanent differences					971	(216,957)	1,224,524
Prior years reassessment of tax expense
Change in unrecognized deferred assets					(20,073)	43,428	(14,629)
Change in valuation allowance					4,600,864	542,633	102,162
Other					335,654	97,231	48,564
Total income tax expense	$ (300)	$ 52,284	$ 25,220	$ 81,890	28,159	6,280	35,413
Current income tax					28,159	6,280	35,413
Deferred income tax